Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000030894 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030894 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030894 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030894 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030894 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030894 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030894 | Common Stock, SLB Ltd., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030894 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030894 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030894 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	25.30%
C000030894 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030894 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030894 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030894 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030894 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030894 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030894 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000030894 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030894 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030894 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030894 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030894 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030894 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030894 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030894 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030894 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000030894 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030894 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000030894 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000030894 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030894 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030896 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030896 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030896 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030896 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030896 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030896 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030896 | Common Stock, SLB Ltd., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030896 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030896 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030896 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	25.30%
C000030896 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030896 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030896 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030896 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030896 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030896 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000030896 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030896 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030896 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030896 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030896 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030896 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030896 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030896 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030896 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030896 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000030896 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030896 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000030896 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000030896 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030896 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030895 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030895 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030895 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030895 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030895 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030895 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030895 | Common Stock, SLB Ltd., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030895 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030895 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030895 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	25.30%
C000030895 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030895 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030895 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030895 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030895 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030895 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030895 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030895 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000030895 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000030895 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030895 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030895 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030895 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030895 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030895 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030895 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030895 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030895 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030895 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000030895 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030895 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000030895 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[6]
C000030895 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030895 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179766 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179766 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179766 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179766 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179766 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179766 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179766 | Common Stock, SLB Ltd., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179766 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179766 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179766 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	25.30%
C000179766 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179766 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000179766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000179766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000179766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000179766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179766 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179766 | United States
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000179766 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179766 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179766 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000179766 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179766 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179766 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179766 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179766 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179766 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	83.90%
C000179766 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179766 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000179766 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000179766 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179766 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000030897 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030897 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030897 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030897 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030897 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030897 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030897 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030897 | Common Stock, SMC Corp., Machinery, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030897 | Common Stock, Dassault Systemes SE, Software, France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030897 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.70%
C000030897 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030897 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030897 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030897 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030897 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030897 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030897 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030897 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030897 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030897 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030897 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030897 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030897 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030897 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030897 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030897 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030897 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030897 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000030897 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030897 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000030897 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030897 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030899 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030899 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030899 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030899 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030899 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030899 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030899 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030899 | Common Stock, SMC Corp., Machinery, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030899 | Common Stock, Dassault Systemes SE, Software, France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030899 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.70%
C000030899 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030899 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030899 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030899 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030899 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030899 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030899 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030899 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030899 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030899 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030899 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030899 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030899 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030899 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030899 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030899 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030899 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030899 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030899 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030899 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030899 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030899 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030899 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000030899 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030899 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[10]
C000030899 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030899 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030898 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030898 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030898 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030898 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030898 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030898 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030898 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030898 | Common Stock, SMC Corp., Machinery, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030898 | Common Stock, Dassault Systemes SE, Software, France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030898 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.70%
C000030898 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030898 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000030898 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030898 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030898 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030898 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030898 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030898 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030898 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030898 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030898 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000030898 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030898 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030898 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000030898 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030898 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000030898 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030898 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030898 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030898 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030898 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030898 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000030898 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030898 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[11]
C000030898 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030898 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179770 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000179770 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179770 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179770 | Common Stock, LVMH Moet Hennessy Louis Vuitton SE, Textiles, Apparel & Luxury Goods, France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179770 | Common Stock, Prosus NV, Broadline Retail, China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179770 | Common Stock, Imperial Oil Ltd., Oil, Gas & Consumable Fuels, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179770 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179770 | Common Stock, SMC Corp., Machinery, Japan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179770 | Common Stock, Dassault Systemes SE, Software, France
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179770 | Common Stock, Fomento Economico Mexicano SAB de CV, Beverages, Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Percent of Total Investments	28.70%
C000179770 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000179770 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000179770 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000179770 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179770 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179770 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179770 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000179770 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000179770 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000179770 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179770 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000179770 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179770 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000179770 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000179770 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000179770 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179770 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179770 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179770 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179770 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179770 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179770 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179770 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000179770 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000179770 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[12]
C000179770 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179770 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030900 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030900 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030900 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030900 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030900 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030900 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030900 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030900 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030900 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030900 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	37.50%
C000030900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030900 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030900 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000030900 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030900 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030900 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[13]
C000030900 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030900 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030900 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030900 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030900 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030902 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030902 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030902 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030902 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030902 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030902 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030902 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030902 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030902 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030902 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	37.50%
C000030902 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030902 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030902 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030902 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030902 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000030902 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030902 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030902 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[14]
C000030902 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030902 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030902 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030902 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030902 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030901 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030901 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030901 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030901 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030901 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030901 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030901 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030901 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030901 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030901 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	37.50%
C000030901 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030901 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030901 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030901 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000030901 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030901 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030901 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[15]
C000030901 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030901 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030901 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030901 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000030901 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000179773 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179773 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179773 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179773 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179773 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179773 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179773 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179773 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179773 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179773 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	37.50%
C000179773 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179773 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000179773 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000179773 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000179773 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179773 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000179773 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000179773 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000179773 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179773 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179773 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000179773 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000179773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179773 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[16]
C000179773 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000179773 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179773 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000179773 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000179773 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030903 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000030903 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030903 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030903 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030903 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030903 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030903 | Common Stock, G Mining Ventures Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030903 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030903 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030903 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Percent of Total Investments	72.70%
C000030903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000030903 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030903 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000030903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030903 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000030903 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030903 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030903 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000030903 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030903 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000030903 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030903 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030903 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030905 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000030905 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030905 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030905 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030905 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030905 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030905 | Common Stock, G Mining Ventures Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030905 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030905 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030905 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Percent of Total Investments	72.70%
C000030905 | Materials
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000030905 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030905 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000030905 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030905 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000030905 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030905 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030905 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030905 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000030905 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030905 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[18]
C000030905 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030905 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030905 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030904 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000030904 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000030904 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000030904 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030904 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030904 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030904 | Common Stock, G Mining Ventures Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030904 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030904 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030904 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Percent of Total Investments	72.70%
C000030904 | Materials
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000030904 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030904 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000030904 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030904 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000030904 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030904 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030904 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030904 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000030904 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000030904 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[19]
C000030904 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030904 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030904 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179778 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000179778 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000179778 | Common Stock, Agnico Eagle Mines Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179778 | Common Stock, Newmont Corp., Metals & Mining, United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179778 | Common Stock, Franco-Nevada Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179778 | Common Stock, DPM Metals, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179778 | Common Stock, G Mining Ventures Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179778 | Common Stock, Alamos Gold, Inc., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179778 | Common Stock, Barrick Mining Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179778 | Common Stock, Kinross Gold Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Percent of Total Investments	72.70%
C000179778 | Materials
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000179778 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000179778 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000179778 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179778 | Canada
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000179778 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179778 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179778 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179778 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000179778 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000179778 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[20]
C000179778 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179778 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179778 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109583 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109583 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109583 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109583 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109583 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109583 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109583 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | U.S. Treasury Obligation, U.S. Treasury Notes, U.S. Treasury Obligations, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	24.50%
C000109583 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109583 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000109583 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000109583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000109583 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000109583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109583 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000109583 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000109583 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109583 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109583 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109583 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109583 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109583 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109583 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109583 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109583 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109583 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000109583 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109583 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000109583 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000109583 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109583 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109583 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109583 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109583 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109583 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109583 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109583 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109583 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109583 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109584 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109584 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109584 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109584 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109584 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109584 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109584 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | U.S. Treasury Obligation, U.S. Treasury Notes, U.S. Treasury Obligations, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	24.50%
C000109584 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109584 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000109584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000109584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000109584 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000109584 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109584 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000109584 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000109584 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109584 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109584 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109584 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109584 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109584 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109584 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109584 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109584 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109584 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000109584 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109584 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000109584 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000109584 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109584 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109584 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109584 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109584 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109584 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109584 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109584 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109584 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109584 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109585 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000109585 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109585 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000109585 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109585 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109585 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109585 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | U.S. Treasury Obligation, U.S. Treasury Notes, U.S. Treasury Obligations, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	24.50%
C000109585 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000109585 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000109585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000109585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000109585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000109585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000109585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000109585 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000109585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000109585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000109585 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000109585 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000109585 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000109585 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000109585 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109585 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109585 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000109585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109585 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000109585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000109585 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109585 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000109585 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[23]
C000109585 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109585 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000109585 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000109585 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109585 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000109585 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109585 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000109585 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179790 | Commodity, Gold bullion, Commodities, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179790 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | Common Stock, British American Tobacco plc, Tobacco, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179790 | Common Stock, Jardine Matheson Holdings Ltd., Industrial Conglomerates, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179790 | Common Stock, Nestle SA (Registered), Food Products, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000179790 | Common Stock, Unilever plc, Personal Care Products, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179790 | Common Stock, Power Corp. of Canada, Insurance, Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179790 | Common Stock, KT&G Corp., Tobacco, South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | U.S. Treasury Obligation, U.S. Treasury Notes, U.S. Treasury Obligations, United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	24.50%
C000179790 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179790 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179790 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000179790 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000179790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000179790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000179790 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179790 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179790 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000179790 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179790 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179790 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000179790 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000179790 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179790 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179790 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179790 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179790 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179790 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000179790 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000179790 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179790 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[24]
C000179790 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000179790 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000179790 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179790 | Convertible Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179790 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000179790 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179790 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000179790 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179790 | Loan Assignment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179790 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000030908 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030908 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030908 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030908 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030908 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030908 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030908 | Common Stock, Comcast Corp., Diversified Telecommunication Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030908 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030908 | Common Stock, Salesforce, Inc., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030908 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Percent of Total Investments	46.70%
C000030908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030908 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000030908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030908 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000030908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030908 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030908 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000030908 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[25]
C000030908 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030908 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030907 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030907 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030907 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030907 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030907 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030907 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030907 | Common Stock, Comcast Corp., Diversified Telecommunication Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030907 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030907 | Common Stock, Salesforce, Inc., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030907 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Percent of Total Investments	46.70%
C000030907 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030907 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000030907 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000030907 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000030907 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000030907 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030907 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030907 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030907 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030907 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000030907 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[26]
C000030907 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030907 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124490 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000124490 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000124490 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124490 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124490 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000124490 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000124490 | Common Stock, Comcast Corp., Diversified Telecommunication Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000124490 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000124490 | Common Stock, Salesforce, Inc., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000124490 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Percent of Total Investments	46.70%
C000124490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000124490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000124490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000124490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000124490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000124490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000124490 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124490 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000124490 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[27]
C000124490 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124490 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179782 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179782 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000179782 | Common Stock, Samsung Electronics Co. Ltd. (Preference), Technology Hardware, Storage & Peripherals, South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179782 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179782 | Common Stock, Texas Instruments, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179782 | Common Stock, TE Connectivity plc, Electronic Equipment, Instruments & Components, Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179782 | Common Stock, Comcast Corp., Diversified Telecommunication Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179782 | Common Stock, Schindler Holding AG, Machinery, Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179782 | Common Stock, Salesforce, Inc., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179782 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Percent of Total Investments	46.70%
C000179782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000179782 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000179782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000179782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000179782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000179782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179782 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.70%
C000179782 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[28]
C000179782 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179782 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228686 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228686 | Common Stock, Vishay Intertechnology, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228686 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228686 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228686 | Common Stock, Lincoln Educational Services Corp., Diversified Consumer Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228686 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228686 | Common Stock, Benchmark Electronics, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228686 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, Oil States International, Inc., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228686 | Common Stock, ADTRAN Holdings, Inc., Communications Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000228686 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228686 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228686 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000228686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000228686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228686 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228686 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228686 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000228686 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[29]
C000228686 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228686 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000228686 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000260318 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260318 | Common Stock, Vishay Intertechnology, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000260318 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260318 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260318 | Common Stock, Lincoln Educational Services Corp., Diversified Consumer Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000260318 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000260318 | Common Stock, Benchmark Electronics, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000260318 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000260318 | Common Stock, Oil States International, Inc., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000260318 | Common Stock, ADTRAN Holdings, Inc., Communications Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000260318 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260318 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000260318 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000260318 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000260318 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000260318 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000260318 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000260318 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000260318 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000260318 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000260318 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000260318 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000260318 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[31]
C000260318 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000260318 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000260318 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228687 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228687 | Common Stock, Vishay Intertechnology, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228687 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228687 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228687 | Common Stock, Lincoln Educational Services Corp., Diversified Consumer Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228687 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228687 | Common Stock, Benchmark Electronics, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228687 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, Oil States International, Inc., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228687 | Common Stock, ADTRAN Holdings, Inc., Communications Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000228687 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000228687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000228687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228687 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000228687 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[33]
C000228687 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228687 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000228687 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228685 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228685 | Common Stock, Vishay Intertechnology, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228685 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228685 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228685 | Common Stock, Lincoln Educational Services Corp., Diversified Consumer Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228685 | Common Stock, Brookdale Senior Living, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228685 | Common Stock, Benchmark Electronics, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228685 | Common Stock, Advanced Energy Industries, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, Oil States International, Inc., Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228685 | Common Stock, ADTRAN Holdings, Inc., Communications Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Percent of Total Investments	10.40%
C000228685 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000228685 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228685 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000228685 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000228685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000228685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228685 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228685 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228685 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.10%
C000228685 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[35]
C000228685 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228685 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000228685 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000237506 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237506 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237506 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237506 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237506 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237506 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237506 | Common Stock, Entegris, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237506 | Common Stock, Coherent Corp., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237506 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237506 | Common Stock, Littelfuse, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Percent of Total Investments	22.40%
C000237506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237506 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000237506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237506 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000237506 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[37]
C000237506 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237507 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237507 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237507 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237507 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237507 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237507 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237507 | Common Stock, Entegris, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237507 | Common Stock, Coherent Corp., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237507 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237507 | Common Stock, Littelfuse, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Percent of Total Investments	22.40%
C000237507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237507 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000237507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237507 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000237507 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[38]
C000237507 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000237508 | Common Stock, Silicon Motion Technology Corp., Semiconductors & Semiconductor Equipment, Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237508 | Common Stock, Ultra Clean Holdings, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237508 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237508 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237508 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237508 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237508 | Common Stock, Entegris, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237508 | Common Stock, Coherent Corp., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237508 | Common Stock, Fabrinet, Electronic Equipment, Instruments & Components, Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237508 | Common Stock, Littelfuse, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Percent of Total Investments	22.40%
C000237508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000237508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000237508 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000237508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237508 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237508 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000237508 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[39]
C000237508 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232393 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232393 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	27.20%
C000232393 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232393 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232393 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232393 | Common Stock, SK Square Co. Ltd., Industrial Conglomerates, South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232393 | Common Stock, Noble Corp. plc, Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232393 | Common Stock, CK Asset Holdings Ltd., Real Estate Management & Development, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232393 | Common Stock, NAC Kazatomprom JSC, Oil, Gas & Consumable Fuels, Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Common Stock, NGEx Minerals Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232393 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000232393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000232393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000232393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232393 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000232393 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232393 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000232393 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232393 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232393 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000232393 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232393 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232393 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232393 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232393 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232393 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000232393 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232393 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[40]
C000232393 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232393 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232393 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232393 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232392 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232392 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	27.20%
C000232392 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232392 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232392 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232392 | Common Stock, SK Square Co. Ltd., Industrial Conglomerates, South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232392 | Common Stock, Noble Corp. plc, Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232392 | Common Stock, CK Asset Holdings Ltd., Real Estate Management & Development, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232392 | Common Stock, NAC Kazatomprom JSC, Oil, Gas & Consumable Fuels, Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Common Stock, NGEx Minerals Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232392 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000232392 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232392 | Materials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000232392 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000232392 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232392 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232392 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000232392 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232392 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232392 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232392 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232392 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000232392 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000232392 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232392 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232392 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232392 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232392 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232392 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000232392 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232392 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[41]
C000232392 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232392 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232392 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232392 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232391 | Common Stock, Shell plc, Oil, Gas & Consumable Fuels, United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232391 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	27.20%
C000232391 | Common Stock, Wheaton Precious Metals Corp., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232391 | Master Limited Partnership, Enterprise Products Partners LP, Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232391 | Common Stock, Grupo Mexico SAB de CV, Metals & Mining, Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232391 | Common Stock, SK Square Co. Ltd., Industrial Conglomerates, South Korea
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232391 | Common Stock, Noble Corp. plc, Energy Equipment & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232391 | Common Stock, CK Asset Holdings Ltd., Real Estate Management & Development, Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232391 | Common Stock, NAC Kazatomprom JSC, Oil, Gas & Consumable Fuels, Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Common Stock, NGEx Minerals Ltd., Metals & Mining, Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Sector Others
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232391 | Country Others
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000232391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000232391 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000232391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232391 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000232391 | Commodities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232391 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000232391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000232391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232391 | Canada
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000232391 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232391 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000232391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232391 | China
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232391 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232391 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000232391 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232391 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[42]
C000232391 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232391 | Country Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232391 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232391 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000108220 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108220 | AA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000108220 | A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000108220 | BBB
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108220 | BB or lower
Holdings [Line Items]
Percent of Total Investments	6.30%
C000108220 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	67.50%
C000108220 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[43]
C000108220 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000108220 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43],[44]
C000108220 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[45]
C000108220 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000108221 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108221 | AA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000108221 | A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000108221 | BBB
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108221 | BB or lower
Holdings [Line Items]
Percent of Total Investments	6.30%
C000108221 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	67.50%
C000108221 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000108221 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46]
C000108221 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[46],[47]
C000108221 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[48]
C000108221 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000108222 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000108222 | AA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000108222 | A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000108222 | BBB
Holdings [Line Items]
Percent of Total Investments	4.90%
C000108222 | BB or lower
Holdings [Line Items]
Percent of Total Investments	6.30%
C000108222 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	67.50%
C000108222 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[49]
C000108222 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49]
C000108222 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[49],[50]
C000108222 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[51]
C000108222 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000179786 | AAA
Holdings [Line Items]
Percent of Total Investments	2.00%
C000179786 | AA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000179786 | A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000179786 | BBB
Holdings [Line Items]
Percent of Total Investments	4.90%
C000179786 | BB or lower
Holdings [Line Items]
Percent of Total Investments	6.30%
C000179786 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	67.50%
C000179786 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[52]
C000179786 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52]
C000179786 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[52],[53]
C000179786 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[54]
C000179786 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247344 | AAA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247344 | AA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247344 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247344 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000247344 | BB or lower
Holdings [Line Items]
Percent of Total Investments	13.60%
C000247344 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	65.40%
C000247344 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[55]
C000247344 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247344 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[55],[56]
C000247344 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.30%	[57]
C000247344 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000260319 | AAA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000260319 | AA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000260319 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000260319 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000260319 | BB or lower
Holdings [Line Items]
Percent of Total Investments	13.60%
C000260319 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	65.40%
C000260319 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[58]
C000260319 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000260319 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[58],[59]
C000260319 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.30%	[60]
C000260319 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247345 | AAA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247345 | AA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247345 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247345 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000247345 | BB or lower
Holdings [Line Items]
Percent of Total Investments	13.60%
C000247345 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	65.40%
C000247345 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[61]
C000247345 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247345 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[61],[62]
C000247345 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.30%	[63]
C000247345 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000247343 | AAA
Holdings [Line Items]
Percent of Total Investments	0.30%
C000247343 | AA
Holdings [Line Items]
Percent of Total Investments	6.90%
C000247343 | A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247343 | BBB
Holdings [Line Items]
Percent of Total Investments	10.10%
C000247343 | BB or lower
Holdings [Line Items]
Percent of Total Investments	13.60%
C000247343 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	65.40%
C000247343 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[64]
C000247343 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247343 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[64],[65]
C000247343 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	99.30%	[66]
C000247343 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000258507 | AAA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000258507 | AA
Holdings [Line Items]
Percent of Total Investments	21.90%
C000258507 | A
Holdings [Line Items]
Percent of Total Investments	17.40%
C000258507 | BBB
Holdings [Line Items]
Percent of Total Investments	9.00%
C000258507 | BB or lower
Holdings [Line Items]
Percent of Total Investments	4.10%
C000258507 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	43.10%
C000258507 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[67]
C000258507 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[67],[68]
C000258507 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[69]
C000258508 | AAA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000258508 | AA
Holdings [Line Items]
Percent of Total Investments	21.90%
C000258508 | A
Holdings [Line Items]
Percent of Total Investments	17.40%
C000258508 | BBB
Holdings [Line Items]
Percent of Total Investments	9.00%
C000258508 | BB or lower
Holdings [Line Items]
Percent of Total Investments	4.10%
C000258508 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	43.10%
C000258508 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[70]
C000258508 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[70],[71]
C000258508 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[72]
C000258506 | AAA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000258506 | AA
Holdings [Line Items]
Percent of Total Investments	21.90%
C000258506 | A
Holdings [Line Items]
Percent of Total Investments	17.40%
C000258506 | BBB
Holdings [Line Items]
Percent of Total Investments	9.00%
C000258506 | BB or lower
Holdings [Line Items]
Percent of Total Investments	4.10%
C000258506 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	43.10%
C000258506 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[73]
C000258506 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[73],[74]
C000258506 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[75]
C000271837 | AAA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000271837 | AA
Holdings [Line Items]
Percent of Total Investments	21.90%
C000271837 | A
Holdings [Line Items]
Percent of Total Investments	17.40%
C000271837 | BBB
Holdings [Line Items]
Percent of Total Investments	9.00%
C000271837 | BB or lower
Holdings [Line Items]
Percent of Total Investments	4.10%
C000271837 | N/R (Not Rated)
Holdings [Line Items]
Percent of Total Investments	43.10%
C000271837 | N/A (not applicable)
Holdings [Line Items]
Percent of Total Investments	0.00%	[76]
C000271837 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[76],[77]
C000271837 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[78]

[1]	Less than 0.05%.
[2]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[3]	Less than 0.05%.
[4]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[5]	Less than 0.05%.
[6]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[7]	Less than 0.05%.
[8]	Includes short-term commercial paper (1.2% of total investments) that settles in 90 days or less; long-term commercial paper (4.2% of total investments) that settles in 91 days or more; and other short-term investments (0.3% of total investments), such as U.S. treasury bills or money market funds.
[9]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
[10]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
[11]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
[12]	Includes short-term commercial paper (1.5% of total investments) that settles in 90 days or less; long-term commercial paper (3.6% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.
[13]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
[14]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
[15]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
[16]	Includes short-term commercial paper (1.7% of total investments) that settles in 90 days or less; long-term commercial paper (2.7% of total investments) that settles in 91 days or more; and other short-term investments (3.9% of total investments), such as U.S. treasury bills or money market funds.
[17]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[18]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[19]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[20]	Includes short-term commercial paper (1.8% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[21]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[22]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[23]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[24]	Includes short-term commercial paper (0.7% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[25]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[26]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[27]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[28]	Includes short-term commercial paper (1.6% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[29]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
[30]	Less than 0.05%.
[31]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
[32]	Less than 0.05%.
[33]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
[34]	Less than 0.05%.
[35]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.3% of total investments), such as U.S. treasury bills or money market funds.
[36]	Less than 0.05%.
[37]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.5% of total investments), such as U.S. treasury bills or money market funds.
[38]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.5% of total investments), such as U.S. treasury bills or money market funds.
[39]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (5.5% of total investments), such as U.S. treasury bills or money market funds.
[40]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.3% of total investments), such as U.S. treasury bills or money market funds.
[41]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.3% of total investments), such as U.S. treasury bills or money market funds.
[42]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (1.3% of total investments), such as U.S. treasury bills or money market funds.
[43]	Less than 0.05%.
[44]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[45]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[46]	Less than 0.05%.
[47]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[48]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[49]	Less than 0.05%.
[50]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[51]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[52]	Less than 0.05%.
[53]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[54]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[55]	Less than 0.05%.
[56]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[57]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[58]	Less than 0.05%.
[59]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[60]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[61]	Less than 0.05%.
[62]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[63]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[64]	Less than 0.05%.
[65]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[66]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[67]	Less than 0.05%.
[68]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[69]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[70]	Less than 0.05%.
[71]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[72]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[73]	Less than 0.05%.
[74]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[75]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.
[76]	Less than 0.05%.
[77]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.0% of total investments), such as U.S. treasury bills or money market funds.
[78]	Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.